American Beacon Balanced Fund
American Beacon International Equity Fund
American Beacon Mid-Cap Value Fund

Supplement dated January 25, 2019 to the Summary Prospectuses, each dated February 28, 2018, as previously amended or supplemented

Effective immediately, Rahul Bapna of Barrow, Hanley, Mewhinney & Strauss, LLC is added as a Portfolio Manager for the American Beacon Balanced Fund, Steve Nguyen of Causeway Capital Management LLC is added as a Portfolio Manager for the American Beacon International Equity Fund, and Michael Ritzer of WEDGE Capital Management, L.L.P. is added as a Portfolio Manager for the American Beacon Mid-Cap Value Fund. Accordingly, effective immediately, the following changes are made:

I.
The information regarding Barrow, Hanley, Mewhinney & Strauss, LLC in the table under the heading “Fund Summaries - American Beacon Balanced Fund - Portfolio Managers” is deleted and replaced with the following:

Barrow, Hanley, Mewhinney & Strauss, LLC	James P. Barrow Portfolio Manager/ Founding Director Since Fund Inception (1987)	J. Scott McDonald Portfolio Manager/Managing Director Co-Head of Fixed Income Since 1998
	Mark Giambrone Portfolio Manager/Managing Director Since 2015	Mark C. Luchsinger Portfolio Manager/Managing Director Co-Head of Fixed Income Director Since 1998
	Deborah A. Petruzzelli Portfolio Manager/Managing Director Since 2003	Rahul Bapna Portfolio Manager/Managing Director Since 2019
II.
The information regarding Causeway Capital Management LLC in the table under the heading “Fund Summaries - American Beacon International Equity Fund - Portfolio Managers” is deleted and replaced with the following:

Causeway Capital Management LLC	Sarah H. Ketterer Chief Executive Officer Since 2001	Harry W. Hartford President Since 2001
	James A. Doyle Director Since 2006	Jonathan P. Eng Director Since 2006
	Conor Muldoon Director Since 2010	Foster Cornwith Director Since 2015
	Ellen Lee Director Since 2015	Alessandro Valentini Director Since 2015
Steven Nguyen Fundamental Portfolio Manager Since 2019
III.
The information regarding WEDGE Capital Management, L.L.P. in the table under the heading “Fund Summaries - American Beacon Mid-Cap Value Fund - Portfolio Managers” is deleted and replaced with the following:

WEDGE Capital Management, L.L.P.	John Carr General Partner Since 2015	Brian Pratt General Partner Since 2015
	Michael Ritzer General Partner Since 2019	Richard Wells General Partner Since 2015

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Balanced Fund
American Beacon International Equity Fund
American Beacon Mid-Cap Value Fund

Supplement dated January 25, 2019
to the
Prospectus dated February 28, 2018, as previously amended or supplemented

Effective immediately, Rahul Bapna of Barrow, Hanley, Mewhinney & Strauss, LLC is added as a Portfolio Manager for the American Beacon Balanced Fund, Steve Nguyen of Causeway Capital Management LLC is added as a Portfolio Manager for the American Beacon International Equity Fund, and Michael Ritzer of WEDGE Capital Management, L.L.P. is added as a Portfolio Manager for the American Beacon Mid-Cap Value Fund. Accordingly, effective immediately, the following changes are made:

I.
The information regarding Barrow, Hanley, Mewhinney & Strauss, LLC in the table under the heading “Fund Summaries - American Beacon Balanced Fund - Portfolio Managers” is deleted and replaced with the following:

Barrow, Hanley, Mewhinney & Strauss, LLC	James P. Barrow Portfolio Manager/ Founding Director Since Fund Inception (1987)	J. Scott McDonald Portfolio Manager/Managing Director Co-Head of Fixed Income Since 1998
	Mark Giambrone Portfolio Manager/Managing Director Since 2015	Mark C. Luchsinger Portfolio Manager/Managing Director Co-Head of Fixed Income Director Since 1998
	Deborah A. Petruzzelli Portfolio Manager/Managing Director Since 2003	Rahul Bapna Portfolio Manager/Managing Director Since 2019

II.
The information regarding Causeway Capital Management LLC in the table under the heading “Fund Summaries - American Beacon International Equity Fund - Portfolio Managers” is deleted and replaced with the following:

Causeway Capital Management LLC	Sarah H. Ketterer Chief Executive Officer Since 2001	Harry W. Hartford President Since 2001
	James A. Doyle Director Since 2006	Jonathan P. Eng Director Since 2006
	Conor Muldoon Director Since 2010	Foster Cornwith Director Since 2015
	Ellen Lee Director Since 2015	Alessandro Valentini Director Since 2015
Steven Nguyen Fundamental Portfolio Manager Since 2019

III.
The information regarding WEDGE Capital Management, L.L.P. in the table under the heading “Fund Summaries - American Beacon Mid-Cap Value Fund - Portfolio Managers” is deleted and replaced with the following:

WEDGE Capital Management, L.L.P.	John Carr General Partner Since 2015	Brian Pratt General Partner Since 2015
	Michael Ritzer General Partner Since 2019	Richard Wells General Partner Since 2015

IV.
On page 50, in the table under the heading “Fund Management - The Sub-Advisors - Barrow, Hanley, Mewhinney & Strauss, LLC”, the row related to the Balanced Fund is deleted and replaced with the following:

Balanced Fund
J. Scott McDonald Portfolio Manager/Managing Director Co-Head of Fixed Income	Since 1998	Portfolio Manager/Barrow
Mark C. Luchsinger Portfolio Manager/Managing Director Co-Head of Fixed Income	Since 1998	Portfolio Manager/Barrow
Deborah A. Petruzzelli Portfolio Manager/Managing Director	Since 2003	Portfolio Manager/Barrow
Rahul Bapna Portfolio Manager/Managing Director	Since 2019	Portfolio Manager/Barrow

V.	On page 52, under the heading “Fund Management - The Sub-Advisors - Causeway Capital Management LLC”, the second paragraph is deleted and replaced with the following:

Causeway’s portion of the American Beacon International Equity Fund is managed by a team of portfolio managers comprised of Sarah H. Ketterer, Harry W.Hartford, James A. Doyle, Jonathan P. Eng, Conor Muldoon, Foster Corwith, Alessandro Valentini, Ellen Lee and Steven Nguyen.

VI.	On page 52, under the heading “Fund Management - The Sub-Advisors - Causeway Capital Management LLC”, the following is added following the paragraph relating to Ellen Lee:

Steven Nguyen is a Director and Fundamental Portfolio Manager of Causeway and is responsible for investment research in the global energy, utilities and health care sectors. He joined the firm in April 2012.  From 2006 to 2012, Mr. Nguyen was a Senior Credit Analyst at Bradford & Marzec covering high yield and investment grade companies in the telecommunication services, cable, media, gaming, insurance, and REIT industries. From 2003 to 2006, Mr. Nguyen was a Credit Analyst/Portfolio Manager in the corporate bond department of Allegiance Capital.  Mr. Nguyen earned a BA in Business Economics from Brown University and an MBA, with honors, from the UCLA Anderson School of Management. He is a CFA charterholder.

VII.	On page 55, under the heading “Fund Management - The Sub-Advisors - WEDGE Capital Management, L.L.P.”, the following is added following the paragraph relating to John Carr:

Michael D. Ritzer, CFA, General Partner, has thirteen years of investment experience and is responsible for mid cap equity research. Prior to joining WEDGE in 2010, Mr. Ritzer was a Senior Analyst at Freestyle Fund Services Company in New York, NY from 2004 to 2008. He was formerly an Investment Banking Analyst for Jefferies & Company from 2003 to 2004. Mike received his Bachelor of Science in Commerce degree with a concentration in Finance and a second major in English from the McIntire School of Commerce at the University of Virginia. He received his Master of Business Administration degree from the Darden Graduate School of Business at the University of Virginia. Mike is a member of the firm’s Investment Policy Committee.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Balanced Fund
American Beacon International Equity Fund
American Beacon Mid-Cap Value Fund

Supplement dated January 25, 2019
to the
Statement of Additional Information dated February 28, 2018, as previously amended or supplemented

Effective immediately, Rahul Bapna of Barrow, Hanley, Mewhinney & Strauss, LLC is added as a Portfolio Manager for the American Beacon Balanced Fund, Steve Nguyen of Causeway Capital Management LLC is added as a Portfolio Manager for The American Beacon International Equity Fund, and Michael Ritzer of WEDGE Capital Management, L.L.P. is added as a Portfolio Manager for the American Beacon Mid-Cap Value Fund. Accordingly, effective immediately, the following changes are made:

I.	On page 56, under the heading “Portfolio Managers”, the table relating to Barrow, Hanley, Mewhinney & Strauss, LLC is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Barrow, Hanley, Mewhinney & Strauss, LLC
James P. Barrow	1($2.2 bil)	N/A	11($1.6 bil)	1($2 bil)	N/A	N/A
Mark Giambrone[1,2]	13($9.7 bil)	2($369 mil)	53($7.4 bil)	1($2 bil)	N/A	N/A
James S. McClure	2($356 mil)	N/A	18($1.3 bil)	N/A	N/A	N/A
John P. Harloe	2($356 mil)	N/A	18($1.3 bil)	N/A	N/A	N/A
J. Scott McDonald	4($254 mil)	3($563 mil)	126($10.7 bil)	N/A	N/A	1($738 mil)
Mark C. Luchsinger	4($254 mil)	3($563 mil)	126($10.7 bil)	N/A	N/A	1($738 mil)
Terry L. Pelzel[1]	4($4.1 bil)	1($146 mil)	7($607.9 mil)	1($2.3 bil)	N/A	N/A
Deborah A. Petruzzelli	4($254 mil)	3($563 mil)	126($10.7 bil)	N/A	N/A	1($738 mil)
Rahul Bapna[3]	2($92 mil)	2($410 mil)	110($102 bil)	N/A	N/A	1($691 mil)
1 Messrs. Giambrone and Pelzel are members of the diversified large cap value team managing 27 other accounts and $7.4 billion.
2 Mr. Giambrone is also a member of various other equity value teams managing 58 other accounts and $8.7 billion.
3 As of December 31, 2018.

II.	On page 57, under the heading “Portfolio Managers”, the table related to Causeway Capital Management LLC is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Causeway Capital Management LLC
Sarah H. Ketterer	15($17.1 bil)	22($6.3 bil)	123($34.6 bil)	N/A	N/A	6($1.5 bil)
Harry W. Hartford	15($17.1 bil)	22($6.3 bil)	101($34.5 bil)	N/A	N/A	6($1.5 bil)
James A. Doyle	15($17.1 bil)	22($6.3 bil)	101($34.5 bil)	N/A	N/A	6($1.5 bil)
Jonathan P. Eng	15($17.1 bil)	22($6.3 bil)	98($34.5 bil)	N/A	N/A	6($1.5 bil)
Conor Muldoon	15($17.1 bil)	22($6.3 bil)	103($34.5 bil)	N/A	N/A	6($1.5 bil)
Foster Corwith	15($17.1 bil)	22($6.3 bil)	96($34.5 bil)	N/A	N/A	6($1.5 bil)
Ellen Lee	15($12.4 bil)	22($6.3 bil)	96($34.5 bil)	N/A	N/A	6($1.5 bil)
Alessandro Valentini	15($17.1 bil)	22($6.3 bil)	97($34.5 bil)	N/A	N/A	6($1.5 bil)
Steve Nguyen[1]	17($14.4 bil)	23(6.2 bil)	100($25.1 bil)	N/A	N/A	8($1.8 bil)
1 As of December 31, 2018.

III.	On page 59, under the heading “Portfolio Managers”, the table related to WEDGE Capital Management, L.L.P. is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
WEDGE Capital Management, L.L.P.
Brian Pratt	2($842.9 mil)	3($489.7 mil)	112($3.4 bil)	None	None	None
John Carr	2($842.9 mil)	3($489.7 mil)	112($3.4 bil)	None	None	None
Richard Wells	2($842.9 mil)	3($489.7 mil)	112($3.4 bil)	None	None	None
Michael Ritzer[1]	2($472.1 mil)	3($297.8 mil)	105($2.4 bil)	None	None	None
1 As of December 31, 2018.

IV.	On page 69, under the heading “Portfolio Managers-Ownership of the Funds”, the table related to Barrow, Hanley, Mewhinney & Strauss, LLC is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	Balanced Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund
Barrow, Hanley, Mewhinney & Strauss, LLC
James P. Barrow	None	None	None	N/A
Mark Giambrone	None	None	None	N/A
John P. Harloe	N/A	N/A	N/A	None
Mark C. Luchsinger	None	N/A	N/A	N/A
James S. McClure	N/A	N/A	N/A	None
J. Scott McDonald	None	N/A	N/A	N/A
Terry L. Pelzel	N/A	None	N/A	N/A
Deborah A. Petruzzelli	None	N/A	N/A	N/A
Rahul Bapna [1]	None	N/A	N/A	N/A
1 As of December 31, 2018.

V.	On page 70, under the heading “Portfolio Managers-Ownership of the Funds”, the table related to Causeway Capital Management LLC is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	International Equity Fund
Causeway Capital Management LLC	None
Sarah H. Ketterer	None
Harry W. Hartford	None
James A. Doyle	None
Jonathan Eng	None
Conor Muldoon	None
Foster Corwith	None
Alessandro Valentini	None
Ellen Lee	None
Steve Nguyen[1]	None
1 As of December 31, 2018.

VI.	On page 71, under the heading “Portfolio Managers-Ownership of the Funds”, the table related to WEDGE Capital Management, L.L.P. is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	Mid-Cap Value Fund
WEDGE Capital Management, L.L.P.
John Carr	None
Brian Pratt	None
Michael Ritzer[1]	None
Richard Wells	None
1 As of December 31, 2018

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